RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

(1) Due from related party

Due from related parties consist of mainly rent receivables from the following:

	As of June 30,	As of June 30,
	2022	2021

Linsun	$77,964	$32,118
Dogness Network	7,340	410
Dogness Technology	20,099	-
Total	$105,403	$32,528

(2) Due to related parties

Due to related parties consist of the following:

	As of June 30,	As of June 30,
	2022	2021

Mr. Silong Chen	$130,468	$2,001,940
Total	$130,468	$2,001,940

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

(3) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s long-term bank loans. (See Note 8).

(4) Sales to related parties

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
Name	2022	2021	2020
Linsun	$-	$-	$72,987
Dogness Network	1,806,732	1,207,686	836,664
Dogness Technology	405,847	-	-
Total	$2,212,579	$1,207,686	$909,651

Cost of revenue associated with the sales to these related parties amounted to $1,301,180, $663,742 and $633,132 for the years ended June 30, 2022, 2021 and 2020, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

(5) Accounts receivable from related party

Accounts receivable from related party consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Accounts receivable - related party:
Dogness Network	$1,036,476	$515,193
Dogness Technology	58,379	-
Total	$1,094,855	$515,193

As of June 30, 2022, total accounts receivable from related parties amounted to $1,094,855, of which $ 356,927 has been collected as of August 2022.

(6) Accounts payable to related parties

Accounts payables to related parties consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Accounts payable - related parties:
Linsun	$393,625	$350,199
Total	$393,625	$350,199

(7) Purchase from related parties

During the years ended June 30, 2022 and 2021, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices from Linsun. For the year ended June 30, 2020, the Company also purchased from Dogness Network. Total purchases from Linsun and Dogness Network amounted to $3,199,833, $3,015,442 and $2,191,458 for the years ended June 30, 2022, 2021 and 2020, respectively.

(8) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $250,000 and is subject to 15% increase every three years. For the year ended June 30, 2022, 2021 and 2020, the Company recorded rent income of $462,210, $300,511 and $89,411 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $37,000 and is subject to 15% increase every three years. For the years ended June 30, 2022, 2021 and 2020, the Company recorded rent income of $78,251, $52,796 and $Nil as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to $1,866. For the years ended June 30, 2022, 2021 and 2020, the Company recorded rent income of $1,706, $1,661 and $Nil as other income through leasing the manufacturing facilities to Dogness Technology.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS